Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0002028835
Registrant Name	21Shares XRP ETF
Registration File Number	333-282942
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	21Shares XRP ETF
Street 1	477 Madison Avenue, 6th Floor
City	New York
State or Country Code	New York
Zip Code	10022
Reporting FY End Date	Dec. 31, 2025
Offset Table N/A	N/A